LOSS PER ORDINARY SHARE (Schedule of Loss Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Loss attributable to ordinary shares	$ 2,159	$ 1,688	$ 201
Weighted average number of ordinary shares used in basic and diluted loss per ordinary share calculation	11,505,260	8,494,658	7,605
Continued operations Basic and diluted loss per ordinary share	$ 0.19	$ 0.20
Discontinued operation Basic and diluted loss per ordinary share			$ 26.43